April 14, 2017
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject: Nationwide Life and Annuity Insurance Company
Registration Statements filed on Form N-6
Nationwide VL Sep Acct-G
Nationwide YourLife Protection VUL - NLAIC	333-146073
Waddell & Reed Protection VUL - NLAIC
Marathon Performance VUL	333-146650
Nationwide YourLife Accumulation VUL - NLAIC	333-149213
Waddell & Reed Accumulation VUL - NLAIC
Nationwide YourLife Survivorship VUL	333-155153
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:
(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)	the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at 614-249-8782 with any questions regarding this filing.
Very truly yours,
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
/s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Managing Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies